Summary of significant accounting policies - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2020 ₽ / $	Dec. 31, 2020 ₽ / $ ₽ /	Dec. 31, 2020 ₽ / $ ₽ / MDL	Dec. 31, 2020 ₽ / $ ₽ / ₸	Dec. 31, 2020 ₽ / $ ₽ / €	Dec. 31, 2020 ₽ / $ ₽ / Br	Dec. 31, 2019 ₽ / $	Dec. 31, 2019 ₽ / $ ₽ /	Dec. 31, 2019 ₽ / $ ₽ / MDL	Dec. 31, 2019 ₽ / $ ₽ / ₸	Dec. 31, 2019 ₽ / $ ₽ / €	Dec. 31, 2019 ₽ / $ ₽ / Br	Dec. 31, 2020 ₽ /	Dec. 31, 2020 ₽ / MDL	Dec. 31, 2020 ₽ / ₸	Dec. 31, 2020 ₽ / €	Dec. 31, 2020 ₽ / Br	Dec. 31, 2019 ₽ /	Dec. 31, 2019 ₽ / MDL	Dec. 31, 2019 ₽ / ₸	Dec. 31, 2019 ₽ / €	Dec. 31, 2019 ₽ / Br
Summary of significant accounting policies
Average exchange rate	72.1464	17.0333	4.17510	0.174138	82.4481	29.5855	64.7362	15.2820	3.68844	0.168972	72.5021	30.9653
Exchange rates	73.8757	73.8757	73.8757	73.8757	73.8757	73.8757	61.9057	61.9057	61.9057	61.9057	61.9057	61.9057	18.5809	4.29635	0.175481	90.6824	28.6018	14.4948	3.59917	0.162174	69.3406	29.4257